Consolidated Statement of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Cash flows from operating activities
Commercialization revenue received	$ 7,676	$ 4,359	$ 3,019
Upfront and milestone payments received	17,500	26,409	7,125
Government grants and tax incentives received	1,577	1,654
Payments to suppliers and employees (inclusive of goods and services tax)	(77,710)	(86,294)	(84,682)
Interest received	546	726	367
Interest and other costs of finance paid	(5,947)	(4,641)	(816)
Income taxes (paid)	(7)	(3)	(25)
Net cash (outflows) in operating activities	(56,365)	(57,790)	(75,012)
Cash flows from investing activities
Investment in fixed assets	(2,096)	(279)	(201)
Payments for contingent consideration	(1,027)	(721)	(952)
Payments for licenses	(150)
Net cash (outflows) in investing activities	(3,273)	(1,000)	(1,153)
Cash flows from financing activities
Proceeds from borrowings	512	43,572	31,704
Repayment of borrowings	(512)
Payments of transaction costs from borrowings		(1,614)	(392)
Proceeds from issue of shares	144,946	30,258	40,566
Payments for share issue costs	(6,277)	(608)	(3,265)
Payments for lease liabilities	(1,625)
Net cash inflows by financing activities	137,044	71,608	68,613
Net increase/(decrease) in cash and cash equivalents	77,406	12,818	(7,552)
Cash and cash equivalents at beginning of period	50,426	37,763	45,761
FX gain/(losses) on the translation of foreign bank accounts	1,496	(155)	(446)
Cash and cash equivalents at end of period	$ 129,328	$ 50,426	$ 37,763